Consolidated Statements of Other Comprehensive Income Consolidated Statements of Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income (loss) (including non-controlling interests)	$ 4,575	$ 1,734	$ (8,423)
Available-for-sale investments:
Gain (loss) arising during the period	497	333	(439)
Reclassification adjustments for (gain) loss included in the consolidated statements of operations	0	(74)	70
Available-for-sale investments	497	259	(369)
Derivative financial instruments:
Gain (loss) arising during the period	(340)	40	107
Reclassification adjustments for (gain) loss included in the consolidated statements of operations	28	(14)	(93)
Derivative financial instruments	(312)	26	14
Exchange differences arising on translation of foreign operations:
Gain (loss) arising during the period	2,025	(398)	(7,876)
Reclassification adjustments for (gain) loss included in the consolidated statements of operations	(21)	(13)	(11)
Exchange differences arising on translation of foreign operations	2,004	(411)	(7,887)
Share of other comprehensive income (loss) related to associates and joint ventures
Gain (loss) arising during the period	341	(79)	(666)
Reclassification adjustments for (gain) loss included in the consolidated statements of operations	217	86	4
Share of other comprehensive income (loss) related to associates and joint ventures	558	7	(662)
Income tax benefit (expense) related to components of other comprehensive income (loss) that can be recycled to the consolidated statements of operations	167	(26)	79
Items that cannot be recycled to the consolidated statements of operations
Employee benefits - Recognized actuarial gains (losses)	1,098	9	24
Share of other comprehensive income (loss) related to associates and joint ventures	29	(24)	(36)
Income tax benefit (expense) related to components of other comprehensive income that cannot be recycled to the consolidated statements of operations	42	1	(47)
Total other comprehensive income (loss)	4,083	(159)	(8,884)
Equity holders of the parent	4,037	(186)	(8,554)
Non-controlling interests	46	27	(330)
Total comprehensive income (loss)	8,658	1,575	(17,307)
Total comprehensive income (loss) attributable to:
Equity holders of the parent	8,605	1,593	(16,500)
Non-controlling interests	$ 53	$ (18)	$ (807)